GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill
The movement of the goodwill for the years ended December 31, 2011 and 2012 is as follows:

Balance as of January 1, 2011	$20,736
Impairment of goodwill in relation to Dongding	(1,003)
Exchange differences	1,001
Balance as of December 31, 2011	$20,734
Impairment of goodwill in relation to Flying Dragon	(8,131)
Impairment of goodwill in relation to AM Outdoor	(7,753)
Impairment of goodwill in relation to Youtong	(4,727)
Exchange differences	(123)

Balance as of December 31, 2012	-